Administrative Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Administrative Expenses [Abstract]
ADMINISTRATIVE EXPENSES

17.	ADMINISTRATIVE EXPENSES

	For the six months ended
	30 June 2019	30 June 2018

Staff expense	$1,417,813	$1,320,135
Rental expenses	568,164	538,635
Depreciation and amortization expense	95,959	73,546
Utilities expense	261,735	245,594
Travelling and entertainment expense	86,568	70,713
Professional fees	268,531	66,171
Repair and maintenance	35,741	54,461
Employee benefit expense	237,546	65,291
Other service fees	101,911	97,274
Other expenses	349,267	338,420
Total	$3,423,235	$2,870,240

17.	ADMINISTRATIVE EXPENSES

	For the year ended
	31 December 2018	31 December 2017
Staff expense	$2,134,718	$1,923,199
Loan penalty charge	575,923	-
Rental expenses	480,519	441,223
Depreciation and amortization expense	147,873	97,582
Utilities expense	147,436	153,133
Travelling and entertainment expenses	135,016	128,382
Professional fees	151,742	84,513
Repairs and maintenance	98,384	80,460
Employee benefit expenses	94,293	77,305
Other service fees	69,310	55,244
Office expenses	245,374	278,708
Other expenses	231,261	87,564
	$4,511,849	$3,407,313